UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     July 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $105,857 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     2137    27600 SH       SOLE                    27600        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      874    24600 SH       SOLE                    24600        0        0
AVALONBAY CMNTYS INC           COM              053484101     5393    42000 SH       SOLE                    42000        0        0
BOSTON PROPERTIES INC          COM              101121101     9050    85250 SH       SOLE                    85250        0        0
BROOKFIELD OFFICE PPTYS INC    COM              112900105     5046   261700 SH       SOLE                   261700        0        0
COUSINS PPTYS INC              COM              222795106      450    52700 SH       SOLE                    52700        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     5125   363500 SH       SOLE                   363500        0        0
DIGITAL RLTY TR INC            COM              253868103     2082    33700 SH       SOLE                    33700        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      787    12600 SH       SOLE                    12600        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     8970   149500 SH       SOLE                   149500        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     4341   203500 SH       SOLE                   203500        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      829    72400 SH       SOLE                    72400        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102      381    40100 SH       SOLE                    40100        0        0
HEALTHCARE RLTY TR             COM              421946104    14925   406800 SH       SOLE                   406800        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     6944   409700 SH       SOLE                   409700        0        0
PIEDMONT OFFICE REALTY TR IN   COM CL A         720190206     1792    87900 SH       SOLE                    87900        0        0
PROLOGIS INC                   COM              74340W103     4863   135700 SH       SOLE                   135700        0        0
PS BUSINESS PKS INC CALIF      COM              69360J107     1317    23900 SH       SOLE                    23900        0        0
REGENCY CTRS CORP              COM              758849103     5166   117500 SH       SOLE                   117500        0        0
RLJ LODGING TR                 COM              74965L101      247    14200 SH       SOLE                    14200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    16005   137700 SH       SOLE                   137700        0        0
SL GREEN RLTY CORP             COM              78440X101     3638    43900 SH       SOLE                    43900        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106      974    36400 SH       SOLE                    36400        0        0
TERRENO RLTY CORP              COM              88146M101      124     7300 SH       SOLE                     7300        0        0
U STORE IT TR                  COM              91274F104     1622   154200 SH       SOLE                   154200        0        0
UDR INC                        COM              902653104     2300    93700 SH       SOLE                    93700        0        0
WELLS FARGO SHORT-TERM INVESTM COM              PF9980004      475   474913 SH       SOLE                   474913        0        0